Basis of Preparation of the Financial Statements (Schedule of Consolidated Statements of Income) (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenues		₪ 3,871	₪ 4,027	₪ 4,180
Cost of revenues		2,680	2,702	2,763
Gross profit		1,191	1,325	1,417
Selling and marketing expenses		479	574	620
General and administrative expenses		426	420	465
Other income, net		(11)	21	22
Operating profit		297	310	310
Financing income		52	46	55
Financing expenses		196	196	232
Financing expenses, net		(144)	(150)	(177)
Profit before taxes on income		153	160	133
Taxes on income		40	10	36
Profit for the period		113	150	97
Attributable to:
Owners of the Company		112	148	95
Non-controlling interests		1	2	2
Profit for the period		₪ 113	₪ 150	₪ 97
Earnings per share
Basic earnings per share (in NIS)		₪ 1.11	₪ 1.47	₪ 0.95
Diluted earnings per share (in NIS)		₪ 1.10	₪ 1.47	₪ 0.95
According to the previous policy [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenues		₪ 3,871
Cost of revenues		(2,680)
Gross profit		1,191
Selling and marketing expenses		(572)
General and administrative expenses		(426)
Other income, net		11
Operating profit		204
Financing income		52
Financing expenses		(196)
Financing expenses, net		(144)
Profit before taxes on income		60
Taxes on income		(18)
Profit for the period		42
Attributable to:
Owners of the Company		41
Non-controlling interests		1
Profit for the period		₪ 42
Earnings per share
Basic earnings per share (in NIS)		₪ 0.40
Diluted earnings per share (in NIS)		₪ 0.40
Effect of the standard [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenues	[1]
Cost of revenues	[1]
Gross profit	[1]
Selling and marketing expenses	[1]	93
General and administrative expenses	[1]
Other income, net	[1]
Operating profit	[1]	93
Financing income	[1]
Financing expenses	[1]
Financing expenses, net	[1]
Profit before taxes on income	[1]	93
Taxes on income	[1]	(22)
Profit for the period		71
Attributable to:
Owners of the Company	[1]	71
Non-controlling interests	[1]
Profit for the period		₪ 71
Earnings per share
Basic earnings per share (in NIS)	[1]	₪ 0.71
Diluted earnings per share (in NIS)	[1]	₪ 0.70
According to IFRS 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenues		₪ 3,871
Cost of revenues		(2,680)
Gross profit		1,191
Selling and marketing expenses		(479)
General and administrative expenses		(426)
Other income, net		11
Operating profit		297
Financing income		52
Financing expenses		(196)
Financing expenses, net		(144)
Profit before taxes on income		153
Taxes on income		(40)
Profit for the period		113
Attributable to:
Owners of the Company		112
Non-controlling interests		1
Profit for the period		₪ 113
Earnings per share
Basic earnings per share (in NIS)		₪ 1.11
Diluted earnings per share (in NIS)		₪ 1.10

[1]	According to the standard, incremental costs of obtaining a contract with a customer are recognized as an asset when it is probable that the Group will recover those costs. Accordingly, incremental incentives and commissions paid to Group employees and resellers for securing contracts with customers, are recognized as an asset and amortized to profit or loss in accordance with the expected service period from these contracts.